Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.40

Exception Level

Run Date - 3/2/2023

Recovco Loan ID	Loan # 1	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
5Y1EVGR0TJ2	2023030088	Valuation	ValuationWaterfall	Resolved	Resolved	5Y1EVGR0TJ2-92YOUD3A	Appraised value not supported. Form XXX/XXX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	Missing XXX party valuation to support the appraisal value within XXX% variance.		XXX: XXX within XXX% variance provided.	XXX: AVM supporting value provided	XXX: Issue Resolved. XXX supporting value provided
XDL2AV0AGLK	2023030597	Credit	Credit	Resolved	Resolved	XDL2AV0AGLK-HZ5671LK	Missing Doc	* Missing Doc (XXX )	The final XXX p.XXX shows the XXX citizenship as XXX; however, p.XXX is the XXX Certificate of Naturalization showing the borrower became a XXX citizen on XXX. Provide a corrected signed final XXX showing the XXX is a XXX citizen.	I have uploaded an updated XXX and this was clearly a clerical error on the XXX that was signed at closing. Pls accept the updated (unsigned) XXX and the Proof
Bwr is a XXX Citizen. Which should prove Citizenship w/out having to get the XXX
											re-signed by Bwr.	XXX Cleared.	XXX Cleared.
XDL2AV0AGLK	2023030597	Compliance	Compliance	Resolved	Resolved	XDL2AV0AGLK-6GQKZFG1	ComplianceEase XXX Test Failed	* ComplianceEase XXX Test Failed (XXX)	The loan failed the high-cost mortgage (XXX) points and fees XXX test ( XXX CFR §XXX ) due to the following: The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX% of the total loan amount of $XXX. The following points and fees were included in the calculation: Commitment Fee $XXX, Mortgage XXX Fee (XXX) $XXX, Points - Loan Discount Fee $XXX.		Violation was cured post-closing. Lender provided XXX XXX, XXX, XXX, and XXX.	XXXCleared. Lender cured the violation.	XXX Cleared. Lender cured the violation.
XDL2AV0AGLK	2023030597	Credit	Credit	Resolved	Resolved	XDL2AV0AGLK-0BLBZVJN	XXX	* Missing Documentation (XXX)	The loan file contains a letter p.XXX which states the borrower has XXX% ownership in the business. The letter is signed by XXX; however, it does not provide the title of this person. The XXX guidelines required a letter from the XXX stating the XXX percentage of the XXX.			XXX: Cleared. Received documentation showing XXX as the XXX that completed the XXX tax return as well as the business registry that lists her as a XXX.	XXX: Cleared. Received documentation showing XXX as the XXX that completed the XXX tax return as well as the business registry that lists her as a XXX.
XDL2AV0AGLK	2023030597	Compliance	Disclosures	Resolved	Resolved	XDL2AV0AGLK-OMJP9SOP	Missing XXX XXX Disclosures	* Missing XXX Disclosures (XXX)	The loan is a XXX Cost Mortgage, and the XXX Cost Mortgage Notice is missing. Per Regulation XXX, the following statement must be provided in connection with a high cost mortgage: "You are not required to complete this agreement merely because you have received these disclosures or have signed a loan application. If you obtain this loan, the lender will have a mortgage on your home. You could lose your home, and any money you have put into it, if you do not meet your obligations under the loan."		Lender cured the violation, the loan is no longer an XXX. Lender provided XXX, XXX, XXX, & XXX.	XXX Cleared. Lender cured the violation.	XXX Cleared. Lender cured the violation.
XDL2AV0AGLK	2023030597	Compliance	Compliance	Waived	Waived	XDL2AV0AGLK-218OB3NA	Missing XXX XXX XXX (for requ	* Missing XXX Reimbursement Documentation (for requirements not related to a XXXl) (XXX)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The XXX issued on XXX was provided more than XXX calendar days after the consummation date, XXX. Per § XXX, if the creditor cures a XXX violation by providing a reimbursement to the XXX, the XXX must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.			XXX Provided - EV2	XXX Provided - XXX
LIFMXVXFFLB	2023030598	Credit	Credit	Resolved	Resolved	LIFMXVXFFLB-BGXHGJCO	Unable to verify XXX on other XXX debt (XXX)	* Unable to verify XXX on other mortgage related obligations (XXX) (XXX)	The loan file does not contain the Prime Lending mortgage statement for the borrower’s primary residence to verify the taxes and insurance are included in the monthly payment as reflected on the XXX.	XXX: Remains. The rebuttal for the file states the primary property was sold as a XXX loan. (XXX Loan requires escrow to be included in the payment) Documentation is needed to support this finding to properly verify the XXX for Primary Residence XXX XXX. The Credit Report on file does not show payment history of the primary property.

XXX: Remains. The rebuttal for the file states the primary property was sold as a XXX loan. (XXX Loan requires escrow to be included in the payment) Documentation is needed to support this finding to properly verify the XXX for Primary Residence XXX XXX. The XXX Report on file does not show payment history of the primary property.
XXX: Resolved. received Taxes and insurance for primary residence which were added to XXX and it is within guidelines at XXX%.	XXX: Remains. The rebuttal for the file states the primary property was sold as a XXX loan. (XXX Loan requires escrow to be included in the payment) Documentation is needed to support this finding to properly verify the XXX for Primary Residence XXX XXX. The Credit Report on file does not show payment history of the primary property.

XXX: Remains. The rebuttal for the file states the primary property was sold as a XXX loan. (XXX Loan requires escrow to be included in the payment) Documentation is needed to support this finding to properly verify the XXX for Primary Residence XXX XXX. The Credit Report on file does not show payment history of the primary property.
													XXX: Resolved. received Taxes and insurance for primary residence which were added to DTI and it is within guidelines at XXX%.
LIFMXVXFFLB	2023030598	Credit	Credit	Resolved	Resolved	LIFMXVXFFLB-KN6IC5WB	Missing asset documentation (XXX)	* Missing XXX documentation (XXX) (XXX)	There are the following deposits into the XXX account that are not sourced: XXX $XXX (p.XXX) and XXX $XXX (p.XXX).	XXX: Resolved. Deposit in question is seasoned for more than XXX days prior to closing.

XXX: Remains. Per the guidelines. All funds used for closing and reserves must be sourced or seasoned for no less than XXX-days.	XXX: Resolved. Deposit in question is seasoned for more than XXX days prior to closing.

													XXX: Remains. Per the guidelines. All funds used for closing and reserves must be sourced or seasoned for no less than XXX-days.
UCLOI5HFRHB	2023030599	Credit	Title Issue	Resolved	Resolved	UCLOI5HFRHB-3MGROFI3	XXX issue	* XXX issue (XXX)	The preliminary title (p.XXX) shows the proposed insured as XXX and it should be XXX, LLC.			XXX: Cleared. Update policy showing XXX received.	XXX: Cleared. Update policy showing XXX received.
UCLOI5HFRHB	2023030599	Credit	Credit	Resolved	Resolved	UCLOI5HFRHB-NUWHQML7	XXX history inadequate/does not meet g/l (XXX)	* XXX history insufficient/does not meet guidelines (XXX) (XXX)	XXX for XXX greater than XXX% credit seasoning is XXX. According to the XXX (p.XXX) there was a foreclosure XXX for a property located at XXX XXX XXX and a foreclosure XXX for a property located at XXX XXX making the subject loan ineligible.			XXX: Resolved. Received XXX guideline enhancement effective XXX for open pipeline and XXX program reduced credit seasoning on XXX >XXX% to XXX months (lender matrix dated XXX not updated to reflect change as noted)	XXX: Resolved. Received XXX guideline enhancement effective XXX for open pipeline and XXX program reduced credit seasoning on XXX >XXX% to XXX months (lender matrix dated XXX not updated to reflect change as noted)
UCLOI5HFRHB	2023030599	Credit	Eligibility	Resolved	Resolved	UCLOI5HFRHB-11IQM43Q	XXX Ratio does not meet eligibility requirement(s)	* XXX (XXX) XXX does not meet eligibility requirement(s) (XXX )	XXX/XXX reflects self-employed XXX income of $XXX/month. Origination income is not supported. It is to be noted, the income calculation worksheet (p.XXX) reflects the XXX-month average of $XXX/month at origination. Audit income is $XXX/month resulting a DTI XXX%% which exceed the guideline max of XXX%. The residual income requirement of $XXX has not been met as income is $XXX and debt is $XXX for residual income of $XXX. The XXX reflects the borrower self-employed as the owner of XXX in XXX, XXX (p.XXX). There is a XXX letter (p.XXX) confirming XXX% ownership and XXX% expense ratio although the income worksheet shows a XXX% expense ratio was used (p.XXX) and was used at XXX. The XXX search (p.XXX) does not reveal the business which is a XXX flag.			XXX: Resolved. Received revised XXX worksheet showing XXX% expense factor as supported by XXX letter and google search listing business. Revised income, audit XXX XXX%	XXX: Resolved. Received revised income worksheet showing XXX% expense factor as supported by XXX letter and XXX search listing business. Revised income, XXX DTI XXX%
UCLOI5HFRHB	2023030599	Credit	DTI	Resolved	Resolved	UCLOI5HFRHB-M24IS310	XXX > XXX%	* XXX > XX% (XXX)	XXX/XXX reflects self-employed qualifying income of $XXX/month. XXX income is not supported. It is to be noted, the income calculation worksheet (p.XXX) reflects the XXX-month average of $XXX/month at origination. Audit income is $XXX/month resulting a XXX XXX%% which exceed the guideline max of XXX%. The XXX income requirement of $XXX has not been met as income is $XXX and XXX is $XXX for residual income of $XXX. The 1003 reflects the borrower self-employed as the owner of XXX in XXX, XXX (p.XXX). There is a XXX letter (p.XXX) confirming XXX% ownership and XXX% XXX ratio although the XXX worksheet shows a XXX% expense ratio was used (p.XXX) and was used at XXX. The XXX search (p.XXX) does not reveal the business which is a XXX flag.	XXX: Remains. Received statement from lender stating that the expense ratio is XXX% with a google search listing business
XXX: Resolved. Received revised XXX worksheet showing XXX% expense factor as supported by XXX letter and google search listing business. Revised income, audit DTI XXX%	XXX: Remains. Received statement from lender stating that the expense ratio is XXX% with a XXX search listing business
													XXX: Resolved. Received revised income worksheet showing XXX% expense factor as supported by XXX letter and google search listing business. Revised income, audit DTI XXX%
UCLOI5HFRHB	2023030599	Credit	Credit	Resolved	Resolved	UCLOI5HFRHB-5ENZSYCH	XXX/XXX income outside of guidelines (XXX)	* XXX/XXX income outside of guidelines (XXX) (XXX)	XXX/XXX reflects self-employed qualifying income of $XXX/month. XXX income is not supported. It is to be noted, the income calculation worksheet (p.XXX) reflects the XXX-month average of $XXX/month at origination. XXX income is $XXX/month resulting a XXX XXX%% which exceed the guideline max of XXX%. The XXX income requirement of $XXX has not been met as income is $XXX and debt is $XXX for residual income of $XXX. The XXX reflects the borrower self-employed as the owner of XXX in XXX, XXX (p.XXX). There is a XXX letter (p.XXX) confirming XXX% ownership and XXX% expense ratio although the income worksheet shows a XXX% XXX ratio was used (p.XXX) and was used at XXX. The XXX search (p.XXX) does not reveal the business which is a XXX flag.	XXX: Remains. Received statement from lender stating that the expense ratio is XXX% with a XXX search
XXX: Resolved. Received revised income worksheet showing XXX% expense factor as supported by XXX letter and XXX search listing business. Revised income, audit XXX XXX%	XXXRemains. Received statement from lender stating that the expense ratio is XXXXXX% with a google search
													XXXResolved. Received revised income worksheet showing XXXXXX% expense factor as supported by CPA letter and google search listing business. Revised income, audit DTI XXXXXX.XXX%
FHZJGXWYU0S	2023030600	Credit	Guidelines	Resolved	Resolved	FHZJGXWYU0S-HTEKL4JF	Asset do not meet guidelines	* XXX do not meet guidelines (XXX)	The XXX of $XXX is not properly documented as the file does not contain a copy of the donor’s cancelled check to the closing agent or evidence of the wire from the XXX to the closing agent. The file does contain the XXX ability (p.XXX); however, the required transfer documents are not in the file.			XXX: Resolved. Received wire confirmation from the closing agent supporting funds in the amount of $XXX were received from XXX.	XXX: Resolved. Received wire confirmation from the closing agent supporting funds in the amount of $XXX,XXXXXXXXX,XXXXXXXXX were received from Faran Honardoost.
FHZJGXWYU0S	2023030600	Credit	Credit	Resolved	Resolved	FHZJGXWYU0S-5ENZSYCH	XXX/XXX income outside of guidelines (XXX)	* XXX/XXX income outside of guidelines (XXX) (XXX)	XXX/XXX reflects self-employed qualifying income of $XXX/month. XXX income is not supported. XXX income is $XXX resulting in a XXX of XXX% which exceeds XXX maximum of XXX%.		Response That is a transfer from a business checking account and would not be included in the “XXX” calculations as it is not verified as “XXX” for that month.	XXX: Resolved. Borrower had business deposit from one account (XXX) not being used for qualification into account (XXX). this income can be included as it is from one business account to another. DTI is XXX%	XXXResolved. Borrower had business deposit from one account (XXXXXXXXXXXX) not being used for qualification into account (XXXXXXXXXXXX). this income can be included as it is from one business account to another. DTI is XXXXXX%
FHZJGXWYU0S	2023030600	Credit	Title Issue	Resolved	Resolved	FHZJGXWYU0S-3MGROFI3	XXX issue	* XXX issue (XXX)	The preliminary XXX supplemental report (p.XXX) reflects the borrower as XXX; and it should be XXX.	Responding to loan listed on email.

Nothing currently in XXX.
*Need documentation regarding the transfer of XXX funds.
* Gap in the borrower's XXX information.
* Source of $XXX deposit
											* Provided worksheetXXX	XXX: Cleared. Updated title in borrowers name as well received. XXX: Previously resolved as noted above.	XXX: Cleared. Updated title in borrowers name as well received. XXX: Previously resolved as noted above.
FHZJGXWYU0S	2023030600	Credit	Credit	Resolved	Resolved	FHZJGXWYU0S-KN6IC5WB	Missing XXX documentation (XXX)	* Missing XXX documentation (XXX) (XXX)	The following large deposit into XXX #XXX has not been sourced: $XXX on XXX (p.XXX).			XXX: Resolved. Received business statement for XXX dated XXX showing $XXX was transferred on XXX to XXX.	XXX: Resolved. Received business statement for Wells Fargo account #XXXXXXXXXXXX dated XXXXXX showing $XXXXXX,XXXXXXXXX was transferred on XXXXXX/XXXXXX/XXXXXX to borrower business checking #XXXXXXXXXXXX.
FHZJGXWYU0S	2023030600	Credit	Eligibility	Resolved	Resolved	FHZJGXWYU0S-11IQM43Q	XXX Ratio does not meet eligibility requirement(s)	* XXX (XXX) XXX does not meet eligibility requirement(s) (XXX)	XXX/XXX reflects self-employed XXX income of $XXX/month. XXX income is not supported. XXX income is $XXX resulting in a XXX of XXX% which exceeds XXX maximum of XXX%.			XXX: Resolved. Borrower had business deposit from one account (XXX) not being used for qualification into account (XXX). this income can be included as it is from one business account to another. DTI is XXX%	XXXResolved. Borrower had business deposit from one account (XXXXXXXXXXXX) not being used for qualification into account (XXXXXXXXXXXX). this income can be included as it is from one business account to another. DTI is XXXXXX%
FHZJGXWYU0S	2023030600	Credit	Guidelines	Waived	Waived	FHZJGXWYU0S-HZN226DS	XXX	* XXX documentation does not meet guideline requirment (XXX)	The XXX has not contributed XXX% ($XXX) from his own funds as required by lender guideline XXX. The XXX of $XXX was a XXX and $XXX was also a XXX. The XXX contributed only $XXX to close which does not meet the requirement. Additionally, the borrower’s funds are not seasoned for XXX days as a required. The file contains the XXX #XXX printout from XXX and the prior statement ending XXX. The loan file is missing the statement ending XXX to properly source the funds for XXX days as required.	Length of Type of Employment, XXX years self employed Low XXXTV XXX%, XXX% Maximum Reserves of XXX months, XXX required	XXX: Partially Resolved. Received statement for XXX dated XXX (resolved seasoning requirement). The borrower has not contributed XXX% ($XXX) from his own funds as required by lender guideline XXX.

XXX: Received exception for not meeting the minimum XXX% contribution and DTI of XXX%

XXX Waiver acknowledged with compensating factors, XXX months reserves, XXX required, Low XXX of XXX%, XXX% Maximum, XXX years self employment	XXX: Partially Resolved. Received statement for Wells Fargo #XXXXXXXXXXXX dated XXX (resolved seasoning requirement). The borrower has not contributed XXX% ($XXXXXX,XXXXXXXXX) from his own funds as required by lender guideline XXX.XXXXXX.

XXX: Received exception for not meeting the minimum XXX% contribution and DTI of XXXXXX.XXXXXX%

													XXX Waiver acknowledged with compensating factors, XXXXXX months reserves, XXX required, Low LTV of XXXXXX.XXXXXXXXX%, XXXXXX% Maximum, XXX years self employment
ILJFKOVH2IR	2023030607	Credit	Credit	Resolved	Resolved	ILJFKOVH2IR-BGXHGJCO	Unable to verify XXX on other XXX debt (XXX)	* Unable to verify XXX on other XXX (XXX) (XXX)	Per the XXX loan application, the XXX owns an investment property located at XXX XXX with an XXX mortgage of $XXX and payment of $XXX (p.XXX) and no separate taxes and XXX listed. The XXX (p.XXX) reflects this property was XXX XXX. The mortgage is reflected on the XXX Comparison report (p.XXX) showing it XXX current thru XXX with a mortgage payment of $XXX. The loan file does not contain a copy of the Select XXX mortgage statement to verify taxes and insurance are included in the payment and does not contain verification of an XXX payment if there is XXX to include in the XXX.			XXX: Resolved. Received XXX from purchase with loan escrowed and appraisal information with no XXX	XXX: Resolved. Received CD from purchase with loan escrowed and appraisal information with no HOA
RLLCRZI02SR	2023030573	Credit	Eligibility	Waived	Waived	RLLCRZI02SR-GBBTF6MZ	Qual XXX Score does not meet XXX. requirements	* Qualifying XXX Score does not meet eligibility requirement(s) (XXX)	The XXX, requires a minimum XXX XXX and maximum XXX% XXX when loan is a XXX . The loan closed with a XXX score of XXX (-XXX) and XXX of XXX%. The qualifying XXX score does not meet the minimum eligibility requirements.	XXX% XXX is below the maximum XXX% LTV by XXX% XXX mortgage history for XXX months. Borrower has owned subject investment property XXX years.		Lender Waived with compensating factors.	Lender Waived with compensating factors.
JKUD01N4TKM	2023030574	Valuation	Value	Resolved	Resolved	JKUD01N4TKM-BRMDUXYB	Value used by lender not supported	* Value used by XXX not supported (XXX)	Missing XXX valuation to support original appraised value of $XXX			Client provided XXX from Clear Capital in the amount of $XXX over the original appraised value of $XXX exceeding the XXX% tolerance by XXX%. Issue resolved	XXX Client provided AVM from Clear Capital in the amount of $XXX ver the original appraised value of $XXXexceeding the XXX% tolerance by XXX%. Issue resolved
3QOOD3KC4J0	2023030576	Valuation	ValuationWaterfall	Resolved	Resolved	3QOOD3KC4J0-92YOUD3A	XXX value not supported. Form XXX/XXX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	Missing XXX party valuation production to support the XXX value within XXX% variance.		XXX - Client provided Desk Review in the amount of $XXX		XXX Client provided Desk Review in the amount of XXX
GVXNPMQ33GP	2023030609	Valuation	ValuationWaterfall	Resolved	Resolved	GVXNPMQ33GP-92YOUD3A	XXX value not supported. Form XXX/XXX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	Missing XXX Party Valuation Product to support the XXX value within XXX% variance.		XXX: Issue Resolved. Client provided XXX XXX% of original appraisal.		XXX Issue Resolved. Client provided Desk Review supporting value within XXXXXX% of original appraisal.
TCIJSZF5T2W	2023030577	Credit	Guidelines	Waived	Waived	TCIJSZF5T2W-6AYWZTAE	XXX does not conform to XXX XXX.	* XXX does not conform to XXX guidelines (XXX)	XXX. Guideline required Prior COVID-19 Forbearance of over XXX months. (Pg. XXX) XXX Approval date XXX was approved to proceed with current XXX months XXX payments. Compensating Factors: DTI XXX% Housing, Reserves of XXX months; Residual income of $XXX	High Asset Reserves. XXX months XXX exceeds the minimum XXX months required by XXX months XXX. Borrower has $XXX XXX income after all expenses. Housing payment ratio XXX%.		Non material Exception with compensating factors.	Non material Exception with compensating factors.
WIB01USD11G	2023030578	Valuation	ValuationWaterfall	Resolved	Resolved	WIB01USD11G-92YOUD3A	XXX value not supported. Form XXX/XX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	Missing XXX Party Valuation Product to support the appraisal value within XXX% variance. XXX value of $XXX from Clear Capital and a Confidence score of XXX%, minimum confidence score is XXX%		XXX: Client provided documentation to support the XXX determination of desk reviews with a XXX score of XXX% XXX% XXX% <=XXX <=XXX <=XXX		XXX Issue Resolved: Client provided documentation to support the Fitch determination of desk reviews with a FSD score of XXX
Y2ASZNH2JVJ	2023030611	Compliance	Compliance	Resolved	Resolved	Y2ASZNH2JVJ-DADZZYZO	Missing evidence of XXX Disclosure Delivery	* Missing evidence of XXX Disclosure Delivery (XXX)	This loan failed the revised Closing Disclosure delivery date test (waiting period required). An XXX change required a revised Closing Disclosure. The Revised XXX issued on XXX had a disclosed APR of XXX% , which is an XXX from the previous XXX issued on XXX with XXX of XXX%. The APR difference is .XXX% which is above the allowable tolerance (XXX%). The Revised XXX issued on XXX was not received by the XXX at least XXX business days prior to the Consummation Date, XXX.		XXX Received revised XXX dated XXX along with the e-consent XXX.	XXX Cleared. Received revised cd dated XXX along with the e-consent XXX. After adding the disclosure, this was sufficient to clear the finding.	XXXXXX Cleared. Received revised cd dated XXX along with the e-consent XXX. After adding the disclosure, this was sufficient to clear the finding.
Y2ASZNH2JVJ	2023030611	Valuation	ValuationWaterfall	Waived	Waived	Y2ASZNH2JVJ-92YOUD3A	XXX value not supported. Form XXX/XXX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	Missing XXX party valuation to support the appraisal value within XXX% variance.			Issue waived: XXX Subject valuation resolved through Reps and Warrants relief.	Issue waived: XXX Subject valuation resolved through Reps and Warrants relief.
GCSYMX2EWHL	2023030596	Credit	Doc Issue	Resolved	Resolved	GCSYMX2EWHL-BAXAUT3E	Amount of XXXX is less than XXX am	* Amount of XXX insurance is less than XXX amount (XXX)	The loan amount for the subject loan is $XXX. The title commitment in the file shows proposed coverage of only $XXX.			XXX: Resolved. Received title supplement for the insured amount of $XXX	XXX: Resolved. Received title supplement for the insured amount of $XXXXXXXXX,XXXXXXXXX
1FMRCSGABBQ	2023030614	Credit	Guidelines	Resolved	Resolved	1FMRCSGABBQ-HZN226DS	XXX	* XXX documentation does not meet XXX requirment (XXX)	The file is missing proof of receipt of the $XXX XXX.			XXX: Resolved. Received signed $XXX gift letter	XXX: Resolved. Received signed $XXXXXXXXX,XXXXXXXXX gift letter
1FMRCSGABBQ	2023030614	Credit	Eligibility	Resolved	Resolved	1FMRCSGABBQ-11IQM43Q	XXX Ratio does not meet eligibility requirement(s)	* XXX (XXX) XXX does not meet eligibility requirement(s) (XXX)	XXX Program Underwriting Guidelines dated June XXX, page XXX reflects the max XXX is XXX%. The calculated DTI is XXX%. The calculated self-employment income is $XXX and not $XXX used to qualify.	XXX: Remains. Received XXX stating that the SS income was not used but it was used in Audit DTI
XXX: Remains. Received XXX and income calculations for the borrower. the XXX month average is the issue. The calculated self-employment income is $XXX and not $XXX used to qualify
XXX: Resolved. Recalculation of income based on guides that allow for all deposits on personal statements to be used, the income was actually higher and the XXX is within guidelines.	XXXRemains. Received LOX stating that the SS income was not used but it was used in Audit DTI
XXXRemains. Received LOX and income calculations for the borrower. the XXXXXX month average is the issue. The calculated self-employment income is $XXX,XXXXXXXXX.XXXXXX and not $XXX,XXXXXXXXX used to qualify
													XXXResolved. Recalculation of income based on guides that allow for all deposits on personal statements to be used, the income was actually higher and the DTI is within guidelines.
1FMRCSGABBQ	2023030614	Credit	Guidelines	Resolved	Resolved	1FMRCSGABBQ-HTEKL4JF	XXX do not meet guidelines	* XXX do not meet guidelines (XXX)	XXX Program Underwriting Guidelines dated June XXX, p. XXX reflects the requirement that the borrower provide XXX% plus reserves from his own funds. The XXX reflects $XXX was required to close after the XXX of $XXX. The file reflects no funds came from the XXX. The file has a gift of $XXX with a letter stating the funds will go directly to closing agent, p. XXX and the XXX of $XXX also did not come from the XXX per documentation p. XXX The borrower did not provide XXX% own funds.			XXX Resolved: The provided closing disclosure validates that the borrower did have sufficient funds to provide XXX% required. Both the "XXX " and the borrower were beneficiaries of the sale of the previous property. Net Proceeds $XXX.	XXX Resolved: The provided closing disclosure validates that the borrower did have sufficient funds to provide XXX% required. Both the "gift donor" and the borrower were beneficiaries of the sale of the previous property. Net Proceeds XXX
1FMRCSGABBQ	2023030614	Credit	Assets Insufficient	Waived	Waived	1FMRCSGABBQ-ANWMID6Q	XXX reserves less than required by XXX	* XXX reserves less than required by guidelines (XXX)	XXX Program Underwriting Guidelines dated XXX XXX page XXX reflects the requirement for XXX months reserves from borrowers XXX funds. $XXX borrower funds were verified but $XXX were required. The file does have a XXX on p. XXX but is it dated XXX and it is not documented how much of the proceeds borrower was entitled to.	XXX Median XXX is greater than required than required minimum XXX XXX (XXX% XXX) by XXX points XXX% XXX is less than the maximum XXX% XXX by XXX %		XXX Acknowledged: Downgraded to XXX. Lender approved at XXX months reserves prior to consummation. Funds from sale of previous home was not included in asset totals Net Proceeds $XXX.	XXX Acknowledged: Downgraded to EVXXX. Lender approved at XXX.XXXXXX months reserves prior to consummation. Funds from sale of previous home was not included in asset totals Net Proceeds $XXXXXXXXX,XXXXXXXXX.XXXXXX.
11PCUPK3PIB	2023030581	Compliance	Compliance	Resolved	Resolved	11PCUPK3PIB-DADZZYZO	Missing evidence of XXX Disclosure Delivery	* Missing evidence of XXX XXX Delivery (XXX)	The XXX issued on XXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure.		PCCD dated XXX	XXX Resolved. The XXX dated XXX resolved the violation.	XXX Resolved. The PCCD datedXXX esolved the violation.
11PCUPK3PIB	2023030581	Compliance	Compliance	Resolved	Resolved	11PCUPK3PIB-ZXW1VRQZ	XXX- XXX XXX delivery date test fail	* XXX delivery date test fail (XXX)	This loan failed the XXX delivery date test ( XXX CFR §XXX ) The XXX XXX is missing from the loan file. The only XXX provided was issued XXX and signed at consummation. The violation can be cured by providing the XXX XXX as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the XXX is required as well.		CD dated XXX	XXX Resolved. The XXX dated XXX resolved the tolerance fail.	XXX Resolved. The CD dated XXX resolved the tolerance fail.
11PCUPK3PIB	2023030581	Valuation	ValuationWaterfall	Resolved	Resolved	11PCUPK3PIB-92YOUD3A	XXX value not supported. Form XXX/XXX Score	* Appraised value not supported. Form XXX and XXX Score (XXX)	The loan file is missing XXX Party Valuation to support appraisal value within XXX%.		XXX: AVM within XXX% variance provided.		XXX: Issue Resolved: AVM within XXX % variance provided.
11PCUPK3PIB	2023030581	Compliance	Compliance	Waived	Waived	11PCUPK3PIB-218OB3NA	Missing XXX Reimbursement Documentation (for requ	* Missing XXX XXX Documentation (for requirements not related to a XXX XXX) (XXX)	The XXX issued on XXX was provided to correct non-numerical deficiencies on the previous XXX. Although cured, it was cured more than XXX days after consummation. Violation is an XXX (XXX).			The PCCD issued on XXX was provided to correct non-numerical deficiencies on the previous XXX. Although cured, it was cured more than XXX days after consummation. Violation is an XXX (XXX).	The PCCD issued on XXXX was provided to correct non-numerical deficiencies on the previous CD. Although cured, it was cured more than XXX days after consummation. Violation is an EVXXX (B-minor).
VMEKNYY5ZJH	2023030582	Compliance	Disclosures	Resolved	Resolved	VMEKNYY5ZJH-OMJP9SOP	Missing XXX XXX Disclosures	* Missing Disclosures (XXX)	A revised disclosure was not provided to the consumer within XXX business days of the rate lock date, XXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.		While the state of XXX does not require a Rate lock agreement, initial disclosures were sent on XXX and the loan was locked in on XXX for the same terms as listed on the initial LE.	XXX Resolved. The information provided (no new terms) is sufficient to cure the violation.	XXX Resolved. The information provided (no new terms) is sufficient to cure the violation.
VMEKNYY5ZJH	2023030582	Compliance	Compliance	Resolved	Resolved	VMEKNYY5ZJH-ZXW1VRQZ	XXX- XXX CD delivery date test XXX	* XXX- XXX XXX delivery date test fail (XXX)	This loan failed the initial closing disclosure delivery date test ( XXX CFR §XXX ) The initial XXX is missing from the loan file. The only XXX provided was issued XXX and signed at consummation. The violation can be cured by providing the XXX as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the XXX is required as well.		CD dated XXX	XXX Resolved. The XXX dated XXX resolved the XXX delivery date test fail.	XXX Resolved. The CD dated XXX resolved the CD delivery date test fail.
AWMI4X5CI3X	2023030583	Credit	Guidelines	Resolved	Resolved	AWMI4X5CI3X-HTEKL4JF	XXX do not meet guidelines	* XXX do not meet guidelines (XXX)	The borrower has verified assets of $XXX and XXX of $XXX for a total of $XXX. The required XXX-months of reserves totals $XXX. The loan file contains XXX for XXX business checking #XXX and savings #XXX with the most recent statement on p.XXX being dated XXX verifying assets totaling $XXX. Verified funds of $XXX minus the required reserves of $XXX, leaves the borrower short verified funds for reserves by $XXX. The final XXX p.XXX shows assets of $XXX in a XXX account with no account number provided.	XXX: Remains. Received exception approval with no reason
XXX: Remains. Received updated XXX with XXX XXX accounts totaling $XXX in assets
XXX: Resolved. Received XXX XXX account statement received which supports at XXX% the remaining reserves needed.	XXX: Remains. Received exception approval with no reason
XXXRemains. Received updated XXXXXXXXXXXX with XXX XXX accounts totaling $XXXXXXXXXXXXXXX.XXXXXX in assets
													XXXResolved. Received XXX account statement received which supports at XXXXXX% the remaining reserves needed.
METMJKEKTVP	2023030584	Credit	Underwriting	Resolved	Resolved	METMJKEKTVP-PH3WIAVD	XXX	* XXX documentation is incomplete (XXX)	The loan file is missing XXX months of XXX dated within the most recent XXX-days. The loan file contains XXX months of XXX from XXX chkg #XXX p.XXX dated XXX and p.XXX dated XXX. The application date of the file is XXX and the Note date is XXX. The XXX Guidelines Section XXX for XXX plus XXX states: XXX months business bank statements. One of the bank statements must be from the most recent XXX-days.	XXX DTI is less than XXX% Maximum by XXX%
$XXX monthly disposable income is greater than the minimum of $XXX by $XXX
XXX XXX is greater than the minimum of XXX by XXX points
XXX months reserves is greater than the XXX month minimum by XXX months

XXX: Remains. Received XXX ending XXX and XXX ending XXX. Missing XXX months XXX.
XXX: Remains. Received same documentation. Missing XXX months business bank statements.
XXX: Resolved: Lender remedied by sending in the January XXX statement for business and personal checking to meet the requirement for a bank statement within the most recent XXX days. XXX and XXX XXX. XXX and XXX to support the documentation of XXX months business statements that were in original file. Compensating factors are present.	XXX: Remains. Received business bank statement ending XXX/XXXXXX/XXXXXX and personal bank statement ending XXX/XXXXXX/XXXXXX. Missing XXX months business bank statements.
XXX: Remains. Received same documentation. Missing XXX months business bank statements.
													XXXXXX: Resolved: Lender remedied by sending in the January XXXXXXXXXXXX statement for business and personal checking to meet the requirement for a bank statement within the most recent XXXXXX days. July and August XXXXXXXXXXXX. business and personal bank statements to support the documentation of two months business statements that were in original file. Compensating factors are present.
ZU4OAB3QFAX	2023030585	Valuation	ValuationWaterfall	Resolved	Resolved	ZU4OAB3QFAX-92YOUD3A	XXX value not supported. Form XXX/XXX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	The loan file is missing the XXX appraisal product. XXX Guidelines Section XXX state: The appraisal review process requires a XXX appraisal product to support the appraised value for the transaction. Acceptable review products include XXX. enhanced desk reviews, file reviews, XXX XXX (CU) with a score if equal to or less than XXX or XXX Loan Collateral with rep and warranty relief, and second full appraisals. The XXX XXX p.XXX is XXX; therefore, a XXX appraisal product is required.		XXX Pre fund XXX supports value.	XXX Exception resolved.	XXX Exception resolved.
ZU4OAB3QFAX	2023030585	Compliance	Compliance	Resolved	Resolved	ZU4OAB3QFAX-ZXW1VRQZ	XXX- Initial XXX delivery date test XX	*XXX delivery date test fail (XXX)	The XXX is missing from the loan file. The only XXX provided was issued XXX and signed at consummation. The violation can be cured by providing the initial XXX as well as evidence showing that it was received by the consumer XXX business days prior to the XXX date, <enter XXX date>. If disclosure was delivered electronically, the XXXt is required as well.		CD dated XXX	XXX Resolved. The XXX dated XXX resolved the XXX delivery date test fail.	XXX Resolved. The CD datedXXX solved the CD delivery date test fail.
ZT1F0ZQ44VT	2023030606	Credit	Credit	Active	2: Acceptable with Warnings	ZT1F0ZQ44VT-T9232EW5	Borrower(s) XXXt (XXX)	* XXX(s) Months Reserves Requirement XXX	Per the guidelines, section XXX, there are XXX months of reserves required for the subject property. The total reserves amount required is $XXX, however after the cash to close the total assets left to cover the reserves is $XXX, resulting in an additional $XXX needed in proof of assets.	XXX% XXX is below the maximum XXX% XXX by XXX%. XXX XXX credit score exceeds the minimum required credit score of XXX by XXX Points.		XXX: Exception acknowledged. Final Grade XXX XXX	XXX Exception acknowledged. Final Grade EV XXX/B
ZT1F0ZQ44VT	2023030606	Credit	Credit	Active	2: Acceptable with Warnings	ZT1F0ZQ44VT-O81CR1RX	Borrower(s) XXXX (XXX)	* XXX(s) XXX Requirement (XXX) (XXX)	Per the guidelines, section XXX, there are XXX months of reserves required for the subject property. The total reserves amount required is $XXX, however after the cash to close the total assets left to cover the reserves is $XXX, resulting in an additional $XXX needed in proof of assets.	XXX is below the maximum XXX% LTV by XXX%. XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.		XXX: Exception acknowledged. Final Grade XXX XXX	XXX Exception acknowledged. Final Grade EV XXX/B
KMCH1CN1MLI	2023030586	Credit	Insurance	Resolved	Resolved	KMCH1CN1MLI-7V8G8MVK	XXX	* XXX (XXX)	XXX coverage $XXX is not sufficient to cover the mortgage of $XXX. The dec page does not indicate extended replacement coverage and the loan file does not have a Homeowners Replacement Cost Estimate to support minimum coverage of $XXX.			Letter of explanation of replacement cost in file from the XXX.	Letter of explanation of replacement cost in file from the insurance company.
KMCH1CN1MLI	2023030586	Credit	Eligibility	Waived	Waived	KMCH1CN1MLI-49N3UVYZ	Original XXX does not meet elig. requirement(s)	* XXX does not meet eligibility requirement(s) (XXX)	XXX% XXX/XXX exceeds the maximum of XXX%. Per XXX matrix dated XXX, the max XXX/XXX is XXX% with a XXX XXX score. A lender exception is in the file; however it does not state what the program exception is for and does not list compensating factors. XXX Exception full executed has been received. The XXX for XXX% with less than a XXX XXX score has been made. The loan was approved at XXX% with a XXX score. The compensating factors listed are XXX months reserves and XXXXXX years stable employment history.	XXX% XXX is XXX% below maximum XXX of XXX%. XXX months Reserves exceeds the minimum XXX months required by XXX months. Borrower has $4,XXX residual income after all expenses.		XXX Acknowledged XXX% XXX (XXX) exception with compensating factors.	XXX Acknowledged XXX% LTV (CLTV) exception with compensating factors.
KMCH1CN1MLI	2023030586	Credit	Eligibility	Waived	Waived	KMCH1CN1MLI-N4AIS65E	Original XXX does not meet elig. requirement(s)	*XXX does not meet eligibility requirement(s) (XXX)	XXX% XXX/XXX exceeds the maximum of XXX%. Per Portfolio Select matrix dated XXX, the max XXX/XXX is XXX% with a XXX credit score. A XXX exception is in the file; however it does not state what the program exception is for and does not list compensating factors.XXX Exception full executed has been received. The XXX for XXX% with less than a XXX credit score has been made. The loan was approved at XXX% with a XXX score. The compensating factors listed are XXX months reserves and XXX years stable employment history.	XXX% DTI is XXX% below maximum XXX of XXX%. XXX months Reserves exceeds the minimum XXX month required by XXX months. Borrower has $XXX residual income after all expenses.		XXX Acknowledged XXX% XXX (XXX) exception with compensating factors.	XXX Acknowledged XXX% LTV (CLTV) exception with compensating factors.
ZG50JE5HIQR	2023030590	Valuation	ValuationWaterfall	Resolved	Resolved	ZG50JE5HIQR-92YOUD3A	XXX value not supported. Form XXX/XXX Score	* XXX value not supported. Form XXX and XXX Score (XXX)	The loan file is missing a XXX party valuation to support the Appraisal within XXX%.				XXX: Issue Resolved: XXXrd party valuation to support the Appraisal within XXX % provided
ZG50JE5HIQR	2023030590	Credit	Credit	Waived	Waived	ZG50JE5HIQR-DSRS151W	XXX Is Not Eligible	* XXX Is Not Eligible (XXX)	The matrix dated XXX states a XXX score less than XXX must have a minimum XXX of XXX. This loan has a XXX of .XXX and the borrower has a middle score of XXX.	$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum. XXX mortgage history for XXX months.		XXX Acknowledged non-material exception with compensating factors	XXX Acknowledged non-material exception with compensating factors